Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investment income [line items]
Bank deposits	¥ 25,949	¥ 25,860	¥ 26,695
Loans	32,970	31,948	27,111
Securities purchased under agreements to resell	350	772	161
Total	178,387	154,497	139,919
Debt securities [member]
Disclosure of investment income [line items]
Debt securities - held-to-maturity securities	56,830	44,757	38,229
Securities - available-for-sale securities	29,491	22,695	21,373
Securities - at fair value through profit or loss	4,079	3,482	3,546
Equity securities [member]
Disclosure of investment income [line items]
Securities - available-for-sale securities	27,806	24,185	21,823
Securities - at fair value through profit or loss	¥ 912	¥ 798	¥ 981